Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries	₩ 5,956	₩ 10,029	₩ 5,969
Defined benefits plan expenses	2,845	3,459	1,237
Share option	146	158	325
Compensation for the key management	₩ 8,947	₩ 13,646	₩ 7,531